Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities.
Schedule of lease liabilities
	December 31, 2024	December 31, 2023
Opening balance	96,657	140,563
Additions for new lease agreements (i)	39,797	21,103
Renegotiation	7,594	2,768
Cancelled contracts (ii)	(13,034)	(38,386)
Interest	11,584	12,717
Payment of interest	(11,352)	(11,637)
Payment of principal	(19,873)	(30,471)
	111,373	96,657
Current liabilities	22,133	17,078
Non-current liabilities	89,240	79,579
	111,373	96,657

(i)	In 2024, refers to lease agreement for the property used to offer for courses of Start Anglo Bilingual School (“Start Anglo”), in the location in São Paulo.
(ii)	Refers to cancellated contract of the previous property used to offer Anglo course.

Schedule of fixed and variable lease payments
	December 31, 2024	December 31, 2023
Fixed Payments	31,225	42,108
Payments related to short-term contracts and low value assets, variable price contracts (note 25)	15,725	23,943
	46,950	66,051